U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

June 29, 2012

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F. Street, N.E.
Washington, DC 20549

Re:	Managed Portfolio Series (the “Trust”)
File Nos.: 333-172080 and 811-22525

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust on behalf of its series, the LK Balanced Fund, (the “Fund”), hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment for the Fund dated June 26, 2012, and filed electronically as Post-Effective Amendment No. 39 under the 1933 Act, and Amendment No. 40 under the 1940 Act, to the Trust’s Registration Statement on Form N-1A on June 26, 2012.

If you have any questions regarding the enclosed, please do not hesitate to contact me at (414) 765-6121.

Sincerely,

/s/Angela L. Pingel

Angela L. Pingel, Esq.
Secretary of Managed Portfolio Series

cc:  Scot E. Draeger, Esq., Bernstein, Shur, Sawyer & Nelson P.A.